Nature of business and organization (Details)	6 Months Ended
Jun. 30, 2026
M C Hologram Inc M C [Member]
Restructuring Cost and Reserve [Line Items]
Name	MC Hologram Inc. (“MC”)
Ownership	100% owned by MicroCloud
Background	Registered capital of USD 50,000
Quantum Edge H K Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Quantum Edge HK Limited (“Mengyun HK”)
Ownership	100% owned by MC
Background	Registered capital of HKD 10,000
Beijing Xihuiyun Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Xihuiyun Technology Co., Ltd (“Beijing Xihuiyun”)
Ownership	100% owned by Mengyun HK
Background	Registered capital of RMB 207,048,000
Shanghai Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”)
Ownership	81.63% owned by Beijing Xihuiyun and 18.37% owned by Mengyun HK
Background	Registered capital of RMB 27,000,000
Shenzhen Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”)
Ownership	100% owned by Shanghai Mengyun
Background	Registered capital of RMB 10,000,000
Shenzhen Broad Vision Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen BroadVision Technology Co., Ltd. (“Shenzhen Bowei”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 10,000,000
Mcloudvr Software Network Technology H K Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Mcloudvr Software Network Technology HK Co., Limited (“Mcloudvr HK”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of HKD 100,000
Broadvision Intelligence Hong Kong Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”)
Ownership	100% owned by Shenzhen Bowei
Background	Registered capital of HKD 10,000
Ocean Cloud Technology Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Ocean Cloud Technology Co., Limited (“Ocean HK”)
Ownership	56% owned by Mcloudvr HK
Background	Registered capital of HKD 10,000
Shenzhen Haiyun Xinsheng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”)
Ownership	100% owned by Ocean HK
Background	Registered capital of RMB 300,000
Shenzhen Haiyun Xingchen Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Haiyun Xingchen Technology Co., Ltd. (“Haiyun Xingchen”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 300,000
Shenzhen Yushian Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushian”)
Ownership	The company was dissolved on May 6, 2026.
Background	Registered capital of RMB 1,000,000
Hai Yun Group Investment Ltd Hai Yun Group [Member]
Restructuring Cost and Reserve [Line Items]
Name	HaiYun Group Investment Ltd. (“HaiYun Group”)
Ownership	100% owned by MC
Background	Formed on March 18, 2025
Hai Cloud Technology Inc Hai Cloud Inc [Member]
Restructuring Cost and Reserve [Line Items]
Name	HaiCloud Technology Inc. (“HaiCloud Inc”)
Ownership	65% owned by HaiYun Group
Background	Formed on May 7, 2025
Hai Cloud Technology Limited Hai Cloud Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	HaiCloud Technology Limited (“HaiCloud Ltd”)
Ownership	100% owned by HaiCloud Inc
Background	Registered capital of HKD 1,000,000
Shen Zhen Hai Yun Zhichuang Technology Ltd Hai Yun Zhichuang [Member]
Restructuring Cost and Reserve [Line Items]
Name	ShenZhen HaiYun Zhichuang Technology Ltd. (“HaiYun Zhichuang”)
Ownership	100% owned by HaiCloud Ltd
Background	Registered capital of RMB 1,000,000
Shanghai Kuosou Technology Ltd Shanghai Kuosou [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Kuosou Technology Ltd. (“Shanghai Kuosou”)
Ownership	100% owned by Haiyun Xingchen
Background	Registered capital of RMB 1,000,000